Note 9 - Series B Mandatorily Redeemable Preferred Stock (Details Textual)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2015 shares
Debt Issuance Costs, Net, Total		$ 500,000		$ 500,000
Interest Expense, Total		2,273,355	$ 2,491,870	4,827,202	$ 5,037,073	$ 10,649,646	$ 13,041,016
Redeemable Convertible Preferred Stock Series B [Member]
Preferred Stock, Shares Issued, Total (in shares) | shares						0	16,900	35,000
Debt Instrument, Number of Extension Options	2
Debt Instrument, Term of Extension Options (Year)	1 year
Preferred Stock, Redemption Extension Fee	$ 307,000
Debt Issuance Costs, Net, Total	$ 3,100,000
Interest Expense, Total			$ 61,000		$ 122,000	$ 122,000	$ 147,000
Unamortized Deferred Stock Costs		$ 0		$ 0		$ 0	$ 122,000
Stock Redeemed or Called During Period, Shares (in shares) | shares						16,900	13,800
Stock Redeemed or Called During Period, Value						$ 16,900,000	$ 13,800,000